LEASE (Tables)	6 Months Ended
Jun. 30, 2026
Lease
SCHEDULE OF OPERATING LEASE

Supplemental balance sheet information related to operating lease was as follows:

	As of June 30, 2026	As of December 31, 2025

Right-of-use assets	$59,074	$71,751
Lease liabilities current	33,702	32,074
Lease liabilities non-current	20,193	41,644
Lease liabilities	$53,895	$73,718

SCHEDULE OF COMPONENTS OF LEASE EXPENSE

The components of lease expense for the six months ended June 30, 2026 and 2025 were as follows:

	For the six months ended June 30,
	2026	2025
Operating lease expense	$16,206	$26,719
Total lease expense	$16,206	$26,719

SCHEDULE OF MATURITIES OF LEASE LIABILITIES

The following is a schedule, by years, of maturities of lease liabilities as of June 30, 2026:

Operating leases
2026 (remaining of year)	17,565
2027	35,130
2028	2,928
Total future lease payments	55,623
Less: imputed interest	(1,728)
Present value of lease liabilities	$53,895

SCHEDULE OF LEASE TERM AND DISCOUNT RATE

Lease term and discount rate:

	As of June 30, 2026	As of December 31, 2025

Weighted-average remaining lease term (years)
Operating leases	1.92	2.42

Weighted-average discount rate
Operating leases	3.50%	3.50%